PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

4.PREPAYMENTS AND OTHER CURRENT ASSETS

	2013	2014
	RMB	RMB
Rental and other deposits	3,413	1,167
Prepayments for rental and others	15,386	11,291
Employee advances	1,980	2,668
Payments made on behalf of customers	271,015	324,812
Prepaid insurance premium	1,072	973
Interest income receivable	47,656	72,241
Unutilized input/prepaid value-added tax	3,167	14,000
Others	1,372	1,280
Total	345,061	428,432

Payments made on behalf of customers are associated with the operations of the Company’s business process outsourcing services. The Company has remitted funds in advance on behalf of customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The Company provided an allowance for payments made on behalf of customers when facts and circumstances indicate that the receivable is unlikely to be collected. The movement of allowance for payments made on behalf of customers is analyzed as follows:

	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of period	—	6,079	3,632
Additions	6,079	1,313	—
Reversals	—	—	(676)
Write-offs	—	(3,760)	(1,998)
Balance at end of period	6,079	3,632	958